ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2014
Organization and Basis of Presentation [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
1. DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

PBF Logistics LP (“PBFX” or the “Partnership”) is a Delaware limited partnership formed in February 2013. PBF Logistics GP LLC (“PBF GP”) serves as the general partner of PBFX. PBF GP is wholly-owned by PBF Energy Company LLC (“PBF LLC”). PBF Energy Inc. (“PBF Energy”) is the sole managing member of PBF LLC and as of December 31, 2014 owned 89.9% of the total economic interest in PBF LLC. In addition, PBF LLC is the sole managing member of PBF Holding Company LLC (“PBF Holding”), a Delaware limited liability company and affiliate of PBFX. On May 14, 2014, PBFX completed its initial public offering (the “Offering”) of 15,812,500 common units (including 2,062,500 common units issued pursuant to the exercise of the underwriters' over-allotment option). Upon completion of the Offering, PBF LLC held a 50.2% limited partner interest in PBFX and owns all of PBFX’s incentive distribution rights (“IDRs”), with the remaining 49.8% limited partner interest owned by public unit holders. Refer to Note 3 “Initial Public Offering” of the Notes to Consolidated Financial Statements for further discussion.

PBFX engages in the receiving, handling and transferring of crude oil and the receipt, storage and delivery of crude oil, refined products and intermediates. The Partnership does not take ownership of or receive any payments based on the value of the crude oil and products that it handles and does not engage in the trading of any commodities. PBFX's assets are integral to the operations of PBF Energy's refineries located in Toledo, Ohio, Delaware City, Delaware and Paulsboro, New Jersey. Subsequent to the Offering and Acquisitions from PBF, PBFX generates all of its revenues from transactions with PBF Holding.

In connection with the Offering, PBF LLC contributed the assets, liabilities and results of operations of certain crude oil terminaling assets to the Partnership. The assets were owned and operated by PBF Holding’s subsidiaries, Delaware City Refining Company LLC (“DCR”) and Toledo Refining Company LLC (“TRC”), and were contributed to the Partnership in connection with the Offering. PBF Holding, together with its subsidiaries, owns and operates three oil refineries and related facilities in North America. PBF Energy, through its ownership in PBF LLC, controls all of the business affairs of PBFX and PBF Holding.

PBFX's initial assets consisted of the Delaware City Rail Unloading Terminal (“DCR Rail Terminal”), which was part of PBF Holding’s Delaware City, Delaware refinery, and the Toledo Truck Unloading Terminal (“Toledo Truck Terminal”), which was part of PBF Holding’s Toledo, Ohio refinery, which together with the DCR Rail Terminal, we refer to as the IPO Assets. In connection with the Offering, the IPO Assets were distributed from PBF Holding to PBF LLC. The DCR Rail Terminal consists of a double loop track and ancillary pumping and unloading equipment. Construction of the DCR Rail Terminal began in July 2012 and commenced operations in February 2013. The DCR Rail Terminal originally had a total throughput capacity of up to 105,000 barrels per day (“bpd”), and prior to the Offering, PBF Holding was, and continues to be, the owner of all crude oil handled at the terminal. An expansion project was completed in the third quarter of 2014 that increased the DCR Rail Terminal's unloading capacity from 105,000 bpd to 130,000 bpd. The Toledo Truck Terminal commenced operations in December 2012 with one lease automatic custody transfer (“LACT”) unit. Two additional LACT units were made operational in May 2013. In July 2013, a fourth LACT unit was purchased that had previously been owned and operated at the Toledo Truck Terminal by a vendor in connection with a crude oil supply agreement. Subsequent to the closing of the Offering, two additional LACT units were placed into service in June 2014, increasing the total LACT units to six and total throughput capacity to approximately 22,500 bpd. The IPO Assets, along with the LACT units placed into service in June 2014, operate within the totality of the Toledo refinery and adjacent to the Delaware City refinery. The IPO Assets did not generate third party or affiliate revenue prior to the Offering. Prior to completion of the Offering, the assets, liabilities and results of operations of the aforementioned assets related to PBF MLP Predecessor.

On September 16, 2014, the Partnership entered into a contribution agreement with PBF LLC to acquire the Delaware City West Heavy Unloading Rack (the “DCR West Rack”), a heavy crude oil rail unloading facility at the Delaware City refinery with total throughput capacity of approximately 40,000 bpd (the “DCR West Rack Acquisition”). The DCR West Rack Acquisition closed on September 30, 2014 (the “DCR West Rack Effective Date”). In addition, on December 2, 2014, the Partnership entered into an additional contribution agreement with PBF LLC to acquire a tank farm and related facilities located at PBF Energy's Toledo refinery (the “Toledo Storage Facility”), including a propane storage and loading facility (the “Toledo Storage Facility Acquisition”). The Toledo Storage Facility Acquisition closed on December 11, 2014 (the “Toledo Storage Facility Effective Date”).
Effective May 15, 2015, the Partnership entered into a transaction (the "Delaware City Products Pipeline and Truck Rack Acquisition") with PBF LLC pursuant to which PBFX acquired from PBF LLC all of the issued and outstanding limited liability company interests of Delaware Pipeline Company LLC (“DPC”), whose asset consists of a products pipeline and related facilities located at PBF Energy's Delaware City refinery (the "Delaware City Products Pipeline") and Delaware City Logistics Company LLC (“DCLC”), whose assets consist of a truck rack and related facilities located at PBF Energy’s Delaware City refinery (the "Delaware City Truck Rack"). The Delaware City Products Pipeline and Delaware City Truck Rack are collectively referred to as the “Delaware City Products Pipeline and Truck Rack”. The Delaware City Products Pipeline and Truck Rack Acquisition closed on May 15, 2015 (the "Delaware City Products Pipeline and Truck Rack Effective Date").

The transactions entered into after the Offering are collectively referred to as “Acquisitions from PBF.” Subsequent to the Acquisitions from PBF, the DCR Rail Terminal, Toledo Truck Terminal, DCR West Rack, Toledo Storage Facility and the Delaware Products Pipeline and Truck Rack are collectively referred to as the “Contributed Assets.”

The financial statements presented in this Annual Report on Form 10-K include the consolidated financial results of PBF MLP Predecessor (the “Predecessor”), our predecessor for accounting purposes, for periods presented through May 13, 2014, and the consolidated financial results of PBFX for the period beginning May 14, 2014, the date of the Offering. The balance sheet as of December 31, 2014, presents the combined financial position of PBFX and the Delaware City Products Pipeline and Truck Rack and the balance sheet as of December 31, 2013, presents solely the consolidated financial position of our Predecessor. PBFX recorded the acquisition of the DCR West Rack, the Toledo Storage Facility and the Delaware City Products Pipeline and Truck Rack at PBF Energy's historical book value, as the acquisitions were treated as a reorganization of entities under common control. We have retrospectively adjusted the financial information of the Predecessor and PBFX contained herein to include the historical results of the DCR West Rack, the Toledo Storage Facility and the Delaware City Products Pipeline and Truck Rack acquired prior to the effective date of each transaction. The financial statements of our Predecessor, the DCR West Rack, the Toledo Storage Facility and the Delaware City Products Pipeline and Truck Rack have been prepared from the separate records maintained by subsidiaries of PBF Energy and may not necessarily be indicative of the conditions that would have existed or the results of operations if they were operated as an unaffiliated company. Portions of certain expenses represent allocations made from corporate expenses applicable to PBF Energy as a whole. Refer to Note 4 “Acquisitions” of the Notes to Consolidated Financial Statements for further discussion.